Copeland Risk Managed Dividend Growth Fund
COPELAND RISK MANAGED DIVIDEND GROWTH FUND
Investment Objective:
The Fund seeks long-term capital appreciation and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 16 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” on page 53 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Copeland Risk Managed Dividend Growth Fund	Copeland Risk Managed Dividend Growth Fund Class A shares	Copeland Risk Managed Dividend Growth Fund Class C shares	Copeland Risk Managed Dividend Growth Fund Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of Offering Price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Copeland Risk Managed Dividend Growth Fund		Copeland Risk Managed Dividend Growth Fund Class A shares	Copeland Risk Managed Dividend Growth Fund Class C shares	Copeland Risk Managed Dividend Growth Fund Class I shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.32%	0.34%	0.44%	[1]
Total Annual Fund Operating Expenses		1.57%	2.34%	1.44%
Fee Waiver and/or Reimbursement	[2]	(0.12%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.30%
[1]	Restated to reflect current fees and expenses.
[2]	The Funds adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2014, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.45% of the daily average net asset value of Class A shares , 2.20% of the daily average net asset value of Class C shares and 1.30% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Copeland Risk Managed Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Copeland Risk Managed Dividend Growth Fund Class A shares	714	1,031	1,370	2,325
Copeland Risk Managed Dividend Growth Fund Class C shares	322	717	1,238	2,665
Copeland Risk Managed Dividend Growth Fund Class I shares	132	442	774	1,712

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies.

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income while preserving capital by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to appreciate by the adviser's quantitative model. The Fund uses the same strategy as and tracks the performance of the Copeland Risk Managed Dividend Growth Index (“CDGR”), a publicly-available index published by NASDAQ. CDGR and the Fund are composed of common stocks, master limited partnership units (“MLPs”) and real estate investment trusts (“REITs”) of US companies or entities that have raised their dividends for a minimum of five consecutive years and cash equivalents.

Under normal market conditions, the Fund invests at least 80% of its assets in securities that have increased their dividend for a minimum of five consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in cash and cash equivalents for temporary defensive purposes . Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value . By avoiding negative sectors and increasing the Fund's allocation to positive sectors and/or cash and cash equivalents, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5.5% to a single equity security, measured at time of purchase. However, the Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund invests in companies with a market capitalization of at least $250 million, upon purchase. All portfolio securities must be traded on a US stock exchange.

The adviser sells securities when they no longer meet its fundamental dividend growth criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund's investment objective.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser's dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. A decline in commodity prices may lead to a reduction in production or supply of those commodities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

• Non-Diversification Risk: The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

• REIT Risk: A REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

• Return Tracking Risk: The Fund will not be able to replicate exactly the performance of CDGR because the returns generated by the Fund's securities will be reduced by transaction costs. In addition, the Fund will incur expenses,3such as management fees, not incurred by CDGR. The adviser's judgments about the return tracking characteristics of securities may prove incorrect and may not produce the desired results.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows 2011 and 2012 performance of the Fund’s Class A shares. Returns for Class C shares and Class I shares , which are not presented, will vary from the return for the Class A shares. Average annual total returns for Class C and Class I shares are not presented because those classes do not yet have annual returns for at least one calendar year. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352) .

Class A Shares Annual Total Return for Years Ended December 31, Returns do not reflect sales charges, and would be lower if they did.

Best Quarter: 1st Quarter 2012 8.76% Worst Quarter: 3rd Quarter 2011 (6.93)%
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)	[1]
Average Annual Total Returns Copeland Risk Managed Dividend Growth Fund		Label	1 Year	Since Inception		Inception Date
Copeland Risk Managed Dividend Growth Fund Class A shares		Return before taxes	(3.91%)	2.79%	[1]	Dec. 28, 2010
Copeland Risk Managed Dividend Growth Fund Class A shares Return after taxes on distributions			(3.48%)	2.55%	[1]
Copeland Risk Managed Dividend Growth Fund Class A shares Return after taxes on distributions and sale of Fund shares			2.53%	2.25%	[1]
S&P 500® Index	[2]		16.00%	8.77%
[1]	The inception date of the Funds Class A shares is December 28, 2010.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Funds returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

[1]	Performance reflects the deduction of the maximum sales charge of 5.75%.